Note 10 - Flow-through Share Liability - Flow-through Share Activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Opening balance
Flow-through share premium liability at issuance	6,151	2,319
Amortization of flow-through share premium	(5,966)	(2,319)
Closing balance	$ 185